Inventory (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 546,000		$ 546,000		$ 412,000	$ 258,000
Work in process	396,000		396,000		258,000	270,000
Finished goods	430,000		430,000		320,000	324,000
Total	1,372,000		1,372,000		990,000	852,000
Inventory write-off	$ 112,000	$ 0	$ 274,000	$ 0	$ 155,000	$ 0